Subsequent Events - Additional Information (Detail) (Subsequent Event [Member], Mr. Yuqiang Deng and Mr. Zhi Zhu [Member], USD $)	Apr. 13, 2015
Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Number of ordinary shares represents each American depositary shares or "ADSs"	6
Share price	$ 0.82
American Depository Shares [Member]
Subsequent Event [Line Items]
Share price	$ 4.9